Recurring Fair Value Measurements (Details) - Schedule of changes in the fair value of the Level 3 conversion option - USD ($)	3 Months Ended	4 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Schedule Of Changes In The Fair Value Of The Level3 Conversion Option Abstract
Balance	$ 1,098
Change in valuation inputs or other assumptions	(1,098)	1,098
Balance		$ 1,098